FRANKLIN TEMPLETON AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2022

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.8%
Domestic Equity - 77.8%
American Funds Insurance Series:
Growth Fund, Class 1A		418,519	$30,974,588
Washington Mutual Investors Fundsm, Class 1A		1,379,906	15,744,723
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		522,083	9,240,862
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		323,413	10,711,430
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		230,068	28,742,364
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		391,063	18,884,427	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,204,169	18,759,993
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		936,001	12,258,156	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		909,964	11,152,060
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		968,713	24,936,617
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		628,515	18,660,617
MFS® Research Series, Initial Class		482,766	12,450,545
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		749,835	16,541,359
Variable Insurance Products Fund II - VIP Contrafund® Portfolio, Initial Class		501,765	18,941,638	(c)

Total Domestic Equity			247,999,379

Domestic Fixed Income - 13.2%
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		4,159,598	41,928,748

Foreign Equity - 7.8%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		263,002	9,399,684
Variable Insurance Products Fund - VIP Emerging Markets Portfolio, Initial Class		1,749,276	15,498,587

Total Foreign Equity			24,898,271

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $374,351,381)			314,826,398

	RATE
SHORT-TERM INVESTMENTS - 1.4%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $4,343,188)	2.487%	4,343,188	4,343,188

TOTAL INVESTMENTS - 100.2% (Cost - $378,694,569)			319,169,586
Liabilities in Excess of Other Assets - (0.2)%			(661,671)

TOTAL NET ASSETS - 100.0%			$318,507,915

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2022 Quarterly Report	1

FRANKLIN TEMPLETON MODERATELY AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2022

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.4%
Domestic Equity - 60.4%
American Funds Insurance Series:
Growth Fund, Class 1A		879,867	$65,118,978
Washington Mutual Investors Fundsm, Class 1A		2,085,665	23,797,432
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		1,107,600	19,604,519
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		901,828	29,868,554
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		895,850	111,918,561
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		1,252,127	60,465,189	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		2,691,617	41,933,244
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		2,409,131	31,550,704	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		2,513,725	30,806,953
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		2,327,756	59,921,107
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		1,865,624	55,390,377
MFS® Research Series, Initial Class		1,569,477	40,476,810
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		1,678,136	37,019,677
Variable Insurance Products Fund II - VIP Contrafund® Portfolio, Initial Class		1,117,477	42,184,744	(c)

Total Domestic Equity			650,056,849

Domestic Fixed Income - 26.6%
American Funds Insurance Series, The Bond Fund of America, Class 1A		3,838,501	36,120,295
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		11,034,523	111,227,993
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio, Class I Shares		6,856,099	33,046,395	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		2,752,702	33,478,090
MainStay VP PIMCO Real Return Portfolio, Initial Class		2,545,531	21,805,276
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class		5,627,021	50,080,484

Total Domestic Fixed Income			285,758,533

Foreign Equity - 6.8%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		1,166,248	41,681,681
Variable Insurance Products Fund - VIP Emerging Markets Portfolio, Initial Class		3,496,075	30,975,225

Total Foreign Equity			72,656,906

Foreign Fixed Income - 4.6%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		3,076,281	21,626,254
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,977,104	28,222,949

Total Foreign Fixed Income			49,849,203

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,258,248,021)			1,058,321,491

	RATE
SHORT-TERM INVESTMENTS - 1.4%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $15,626,290)	2.487%	15,626,290	15,626,290

TOTAL INVESTMENTS - 99.8% (Cost - $1,273,874,311)			1,073,947,781
Other Assets in Excess of Liabilities - 0.2%			1,790,203

TOTAL NET ASSETS - 100.0%			$1,075,737,984

See Notes to Schedules of Investments.

2	Franklin Templeton Model Portfolio Funds 2022 Quarterly Report

FRANKLIN TEMPLETON MODERATELY AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Portfolio net assets)

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2022 Quarterly Report	3

FRANKLIN TEMPLETON MODERATE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2022

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.9%
Domestic Equity - 47.9%
American Funds Insurance Series, Growth Fund, Class 1A		479,510	$35,488,554
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		1,001,168	17,720,668
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		526,804	17,447,743
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		659,594	82,403,044
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		840,290	40,577,586	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,722,811	26,840,024
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		2,070,780	27,119,563	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		1,492,359	18,289,611
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,736,355	44,697,239
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		1,347,121	39,996,019
MFS® Research Series, Initial Class		1,379,328	35,572,876
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		1,123,538	24,785,244
Variable Insurance Products Fund II - VIP Contrafund® Portfolio, Initial Class		838,995	31,672,066	(c)

Total Domestic Equity			442,610,237

Domestic Fixed Income - 43.0%
American Funds Insurance Series, The Bond Fund of America, Class 1A		9,670,956	91,003,691
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		11,657,963	117,512,268
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio, Class I Shares		9,652,258	46,523,885	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		3,087,452	37,549,281
MainStay VP MacKay Convertible Portfolio, Initial Class		1,191,038	18,227,882
MainStay VP PIMCO Real Return Portfolio, Initial Class		3,222,460	27,603,918
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class		6,575,861	58,525,162

Total Domestic Fixed Income			396,946,087

Foreign Fixed Income - 5.1%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		2,595,789	18,248,393
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,992,404	28,367,993

Total Foreign Fixed Income			46,616,386

Foreign Equity - 2.9%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		752,631	26,899,036

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,064,271,647)			913,071,746

	RATE
SHORT-TERM INVESTMENTS - 1.0%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $9,470,606)	2.487%	9,470,606	9,470,606

TOTAL INVESTMENTS - 99.9% (Cost - $1,073,742,253)			922,542,352
Other Assets in Excess of Liabilities - 0.1%			1,117,524

TOTAL NET ASSETS - 100.0%			$923,659,876

See Notes to Schedules of Investments.

4	Franklin Templeton Model Portfolio Funds 2022 Quarterly Report

FRANKLIN TEMPLETON MODERATE MODEL PORTFOLIO

Schedules of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Portfolio net assets)

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2022 Quarterly Report	5

FRANKLIN TEMPLETON MODERATELY CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2022

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.2%
Domestic Fixed Income - 52.9%
American Funds Insurance Series, The Bond Fund of America, Class 1A		4,874,624	$45,870,209
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		4,407,048	44,423,045
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio, Class I Shares		4,378,123	21,102,550	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		2,042,499	24,840,667
MainStay VP MacKay Convertible Portfolio, Initial Class		456,673	6,989,019
MainStay VP PIMCO Real Return Portfolio, Initial Class		2,030,019	17,389,349
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class		2,784,270	24,780,005

Total Domestic Fixed Income			185,394,844

Domestic Equity - 31.6%
American Funds Insurance Series, Growth Fund, Class 1A		91,354	6,761,082
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		202,151	25,254,693
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		211,623	10,219,300	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		651,227	10,145,602
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		773,415	10,128,881	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		563,491	6,905,860
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		328,120	8,446,464
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		452,715	13,441,105
MFS® Research Series, Initial Class		456,181	11,764,911
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		347,131	7,657,703

Total Domestic Equity			110,725,601

Foreign Fixed Income - 10.1%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		1,471,383	10,343,823
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,637,870	25,007,006

Total Foreign Fixed Income			35,350,829

Foreign Equity - 4.6%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		450,582	16,103,795

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $400,871,764)			347,575,069

	RATE
SHORT-TERM INVESTMENTS - 0.6%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $2,207,577)	2.487%	2,207,577	2,207,577

TOTAL INVESTMENTS - 99.8% (Cost - $403,079,341)			349,782,646
Other Assets in Excess of Liabilities - 0.2%			614,265

TOTAL NET ASSETS - 100.0%			$350,396,911

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

See Notes to Schedules of Investments.

6	Franklin Templeton Model Portfolio Funds 2022 Quarterly Report

FRANKLIN TEMPLETON MODERATELY CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Portfolio net assets)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2022 Quarterly Report	7

FRANKLIN TEMPLETON CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2022

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 96.6%
Domestic Fixed Income - 64.5%
American Funds Insurance Series, The Bond Fund of America, Class 1A		2,351,497	$22,127,585
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		2,279,256	22,974,897
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio, Class I Shares		1,882,880	9,075,483	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,698,169	20,652,966
MainStay VP MacKay Convertible Portfolio, Initial Class		204,730	3,133,224
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,038,088	8,892,362
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class		1,633,935	14,542,023

Total Domestic Fixed Income			101,398,540

Domestic Equity - 16.3%
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		86,744	10,836,965
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		281,178	4,380,534
MainStay VP Small Cap Growth Portfolio, Initial Class		242,021	2,966,083
MFS Variable Insurance Portfolios, MFS® Research Series, Initial Class		172,957	4,460,557
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		133,720	2,949,869

Total Domestic Equity			25,594,008

Foreign Fixed Income - 15.8%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		860,268	6,047,685
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,975,836	18,730,918

Total Foreign Fixed Income			24,778,603

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $175,780,176)			151,771,151

	RATE
SHORT-TERM INVESTMENTS - 2.1%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $3,323,674)	2.487%	3,323,674	3,323,674

TOTAL INVESTMENTS - 98.7% (Cost - $179,103,850)			155,094,825
Other Assets in Excess of Liabilities - 1.3%			1,972,006

TOTAL NET ASSETS - 100.0%			$157,066,831

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

8	Franklin Templeton Model Portfolio Funds 2022 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net

9

Notes to Schedules of Investments (unaudited) (continued)

asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$92,350,650	$155,648,729	—	$247,999,379
Other Investments in Underlying Funds	66,827,019	—	—	66,827,019

Total Long-Term Investments	159,177,669	155,648,729	—	314,826,398

Short-Term Investments†	4,343,188	—	—	4,343,188

Total Investments	$163,520,857	$155,648,729	—	$319,169,586

†	See Schedule of Investments for additional detailed categorizations.

Moderately Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$271,192,690	$378,864,159	—	$650,056,849
Domestic Fixed Income	230,475,167	55,283,366	—	285,758,533
Other Investments in Underlying Funds	122,506,109	—	—	122,506,109

Total Long-Term Investments	624,173,966	434,147,525	—	1,058,321,491

Short-Term Investments†	15,626,290	—	—	15,626,290

Total Investments	$639,800,256	$434,147,525	—	$1,073,947,781

†	See Schedule of Investments for additional detailed categorizations.

10

Notes to Schedules of Investments (unaudited) (continued)

Moderate Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$197,158,608	$245,451,629	—	$442,610,237
Domestic Fixed Income	313,565,006	83,381,081	—	396,946,087
Other Investments in Underlying Funds	73,515,422	—	—	73,515,422

Total Long-Term Investments	584,239,036	328,832,710	—	913,071,746

Short-Term Investments†	9,470,606	—	—	9,470,606

Total Investments	$593,709,642	$328,832,710	—	$922,542,352

†	See Schedule of Investments for additional detailed categorizations.

Moderately Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$43,131,696	$67,593,905	—	$110,725,601
Domestic Fixed Income	136,175,809	49,219,035	—	185,394,844
Other Investments in Underlying Funds	51,454,624	—	—	51,454,624

Total Long-Term Investments	230,762,129	116,812,940	—	347,575,069

Short-Term Investments†	2,207,577	—	—	2,207,577

Total Investments	$232,969,706	$116,812,940	—	$349,782,646

†	See Schedule of Investments for additional detailed categorizations.

Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Foreign Fixed Income	$24,778,603	—	—	$24,778,603
Domestic Equity	13,786,834	$11,807,174	—	25,594,008
Domestic Fixed Income	68,719,988	32,678,552	—	101,398,540

Total Long-Term Investments	107,285,425	44,485,726	—	151,771,151

Short-Term Investments†	3,323,674	—	—	3,323,674

Total Investments	$110,609,099	$44,485,726	—	$155,094,825

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2022. The following transactions were effected in such Underlying Funds for the period ended September 30, 2022.

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Notes to Schedules of Investments (unaudited) (continued)

Aggressive Model Portfolio	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$14,889,965	$8,005,939	147,365	—	—	—	$12,258	$158,680	$(4,011,477)	$18,884,427

Moderately Aggressive Model Portfolio	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$55,620,849	$18,611,082	341,802	—	—	—	$41,312	$534,770	$(13,766,742)	$60,465,189
Western Asset Core Plus VIT Portfolio, Class I Shares	—	35,855,000	6,938,613	$426,601	82,514	$(6,601)	—	—	(2,382,004)	33,046,395

	$55,620,849	$54,466,082		$426,601		$(6,601)	$41,312	$534,770	$(16,148,746)	$93,511,584

Moderate Model Portfolio	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$38,510,025	$11,322,068	210,011	—	—	—	$27,758	$359,310	$(9,254,507)	$40,577,586
Western Asset Core Plus VIT Portfolio, Class I Shares	—	50,405,000	9,760,313	$558,644	108,055	$(8,644)	—	—	(3,322,471)	46,523,885

	$38,510,025	$61,727,068		$558,644		$(8,644)	$27,758	$359,310	$(12,576,978)	$87,101,471

Moderately Conservative Model Portfolio	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$9,860,479	$2,694,774	50,240	—	—	—	$7,155	$92,619	$(2,335,953)	$10,219,300
Western Asset Core Plus VIT Portfolio, Class I Shares	—	22,785,000	4,415,451	$192,986	37,328	$(2,986)	—	—	(1,489,464)	21,102,550

	$9,860,479	$25,479,774		$192,986		$(2,986)	$7,155	$92,619	$(3,825,417)	$31,321,850

Conservative Model Portfolio	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
		Cost	Shares	Cost	Shares
Western Asset Core Plus VIT Portfolio, Class I Shares	—	$9,825,000	1,901,544	$96,493	18,664	$(1,493)	—	—	$(653,024)	$9,075,483

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